Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Consolidated Statements of Changes in Stockholders' Equity
Net losses related to redeemable noncontrolling interest	$ (5)